UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F


Report for the Calendar Year or Quarter Ended:  September 30, 2008

Check here if Amendment [   ]; Amendment Number:  _____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Jensen Investment Management, Inc.
Address:  5300 Meadows Road, Suite 250
          Lake Oswego, OR  97035-8234



13F File Number:  28-03495

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Robert D. McIver
Title:  President
Phone:  (503) 726-4384


Signature, Place, and Date of Signing:

     /s/ ROBERT D. MCIVER                         November 14, 2008
     -----------------------------         -----------------------------
         Robert D. McIver                          Lake Oswego, OR

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




Report Summary:

Number of Other Included Managers:          -0-
                                        ----------------
Form 13F Information Table Entry Total:     122
                                        ----------------
Form 13F Information Table Value Total:     $2,983,134
                                        ----------------
                                            (thousands)

List of Other Included Managers:            None
                                        ----------------

                       Jensen Investment Management, Inc.
                               September 30, 2008

ITEM 1                                  ITEM 2    ITEM 3        ITEM 4        ITEM 5       ITEM 6     ITEM 7        ITEM 8

                                        Title                    Fair         Number                                Voting
                                         of                      Market         of       Investment    Other       Authority
Name of Issuer                          Class    Cusip #         Value        Shares     Discretion   Managers       Over
                                                              (thousands)                                          (Shares)
--------------                          ------   ---------    -----------   ----------   ----------   --------    ------------
3M Co                                   Common   88579Y101        134,372    1,967,090        Sole       NONE       1,967,090
Abbott Labs Com                         Common   002824100        154,045    2,675,314        Sole       NONE       2,675,314
Abercrombie & Fitch Co                  Common   002896207             16          400        Sole       NONE             400
Adobe Systems Inc                       Common   00724F101         65,598    1,661,965        Sole       NONE       1,661,965
Alliant Techsystems Inc                 Common   018804104             21          220        Sole       NONE             220
Altria Group Inc                        Common   02209S103            103        5,180        Sole       NONE           5,180
American Electric Power Co              Common   025537101             19          500        Sole       NONE             500
Amgen Inc                               Common   031162100             24          400        Sole       NONE             400
Arthur J Gallagher                      Common   363576109            119        4,620        Sole       NONE           4,620
Automatic Data Processing               Common   053015103        111,080    2,598,372        Sole       NONE       2,598,372
Autozone Inc                            Common   053332102            105          850        Sole       NONE             850
Avon Products Inc                       Common   054303102            108        2,610        Sole       NONE           2,610
BMC Software                            Common   055921100              2           75        Sole       NONE              75
Bed Bath & Beyond Inc                   Common   075896100         56,339    1,793,670        Sole       NONE       1,793,670
Biovail Corporation                     Common   09067J109            107       10,950        Sole       NONE          10,950
Black & Decker Corp.                    Common   091797100             22          360        Sole       NONE             360
Block H & R Inc                         Common   093671105             23        1,000        Sole       NONE           1,000
Boeing Co                               Common   097023105              4           75        Sole       NONE              75
Bristol Myers Squibb Co Com             Common   110122108            698       33,500        Sole       NONE          33,500
Brown & Brown                           Common   115236101            134        6,190        Sole       NONE           6,190
Brown Forman Corp Cl B                  Common   115637209             50          700        Sole       NONE             700
Capital Growth Systems                  Common   14019A107              3       10,000        Sole       NONE          10,000
Cardinal Health Inc                     Common   14149Y108            103        2,090        Sole       NONE           2,090
Cintas Corp                             Common   172908105            114        3,960        Sole       NONE           3,960
Clorox Co                               Common   189054109         52,845      842,953        Sole       NONE         842,953
Coca-Cola Co                            Common   191216100         59,582    1,126,733        Sole       NONE       1,126,733
Cognizant Tech Sol                      Common   192446102         56,971    2,495,430        Sole       NONE       2,495,430
Colgate-Palmolive Co                    Common   194162103         83,908    1,113,578        Sole       NONE       1,113,578
Columbia Sportsware Co                  Common   198516106             24          580        Sole       NONE             580
Consolidated Edison Inc                 Common   209115104            168        3,915        Sole       NONE           3,915
Costco Wholesale Corp                   Common   22160K105              6          100        Sole       NONE             100
Cullen/Frost Bankers Inc                Common   229899109            125        2,090        Sole       NONE           2,090
Danaher Corp                            Common   235851102        128,606    1,853,107        Sole       NONE       1,853,107
Dell, Inc                               Common   24702R101             75        4,540        Sole       NONE           4,540
Deluxe Corp                             Common   248019101            110        7,670        Sole       NONE           7,670
Dionex Corp                             Common   254546104          2,548       40,102        Sole       NONE          40,102
Ecolab, Inc.                            Common   278865100         73,956    1,524,235        Sole       NONE       1,524,235
Emerson Electric Co                     Common   291011104        131,834    3,232,015        Sole       NONE       3,232,015
Equifax Inc                             Common   294429105        108,955    3,162,697        Sole       NONE       3,162,697
Exelon Corp                             Common   30161N101             92        1,470        Sole       NONE           1,470
Exxon Mobil Corp                        Common   30231G102            267        3,432        Sole       NONE           3,432
Family Dollar Stores                    Common   307000109             22          910        Sole       NONE             910
Federated Investors Inc.                Common   314211103             98        3,400        Sole       NONE           3,400
Fidelity National Information Svcs Inc  Common   31620M106            100        5,425        Sole       NONE           5,425
Gartner Inc                             Common   366651107            115        5,080        Sole       NONE           5,080
General Electric Co                     Common   369604103        144,853    5,680,518        Sole       NONE       5,680,518
Genuine Parts Co                        Common   372460105            272        6,754        Sole       NONE           6,754
Glaxosmithkline PLC Spons ADR           Common   37733W105            151        3,475        Sole       NONE           3,475
HNI Corp                                Common   404251100            130        5,120        Sole       NONE           5,120

ITEM 1                                  ITEM 2    ITEM 3        ITEM 4        ITEM 5       ITEM 6     ITEM 7        ITEM 8

                                        Title                    Fair         Number                                Voting
                                         of                      Market         of       Investment    Other       Authority
Name of Issuer                          Class    Cusip #         Value        Shares     Discretion   Managers       Over
                                                              (thousands)                                          (Shares)
--------------                          ------   ---------    -----------   ----------   ----------   --------    ------------

Harley Davidson Inc                     Common   412822108            112        2,990        Sole       NONE           2,990
Heinz H J Co                            Common   423074103            298        5,965        Sole       NONE           5,965
Hershey CO (THE)                        Common   427866108            125        3,160        Sole       NONE           3,160
Hill-Rom Holdings Inc                   Common   431475102            108        3,550        Sole       NONE           3,550
Home Depot Inc                          Common   437076102             24          910        Sole       NONE             910
ITT Educational Svcs                    Common   45068B109             19          240        Sole       NONE             240
Intel Corp                              Common   458140100            500       26,700        Sole       NONE          26,700
International Bancshares Corp           Common   459044103            126        4,660        Sole       NONE           4,660
International Business Machines Corp    Common   459200101            426        3,642        Sole       NONE           3,642
Jack in the Box Inc                     Common   466367109             19          890        Sole       NONE             890
Johnson & Johnson                       Common   478160104        150,920    2,178,403        Sole       NONE       2,178,403
Kellogg Co                              Common   487836108             45          810        Sole       NONE             810
Kimberly Clark Corp                     Common   494368103             97        1,500        Sole       NONE           1,500
Kroger Co                               Common   501044101            109        3,960        Sole       NONE           3,960
Lender Processing Services              Common   52602E102             64        2,112        Sole       NONE           2,112
Lexmark Intl Inc                        Common   529771107            105        3,210        Sole       NONE           3,210
Lincare Hldgs Inc                       Common   532791100            103        3,420        Sole       NONE           3,420
Lowes Cos Inc                           Common   548661107             25        1,070        Sole       NONE           1,070
MTR Gaming Group                        Common   553769100              1          400        Sole       NONE             400
McDonald's Corp                         Common   580135101            234        3,789        Sole       NONE           3,789
McGraw Hill Companies                   Common   580645109            381       12,060        Sole       NONE          12,060
Medtronic Inc                           Common   585055106        150,579    3,005,565        Sole       NONE       3,005,565
Merck & Company                         Common   589331107             44        1,400        Sole       NONE           1,400
Microsoft Corp Com                      Common   594918104        145,083    5,435,839        Sole       NONE       5,435,839
Mylan Laboratories Inc.                 Common   628530107             51        4,462        Sole       NONE           4,462
NVR Inc                                 Common   62944T105             20           35        Sole       NONE              35
National City Corp                      Common   635405103            352      201,053        Sole       NONE         201,053
Nestle SA ADR                           Common   641069406            591       13,750        Sole       NONE          13,750
Nike Inc Cl B                           Common   654106103            551        8,240        Sole       NONE           8,240
Nordson Corp                            Common   655663102            189        3,850        Sole       NONE           3,850
Omnicom Group Inc                       Common   681919106        119,660    3,103,203        Sole       NONE       3,103,203
Oracle Corp                             Common   68389X105             20        1,000        Sole       NONE           1,000
PPG Industries Inc                      Common   693506107            109        1,870        Sole       NONE           1,870
Patterson Companies                     Common   703395103         55,545    1,826,535        Sole       NONE       1,826,535
Paychex Inc                             Common   704326107         55,981    1,694,864        Sole       NONE       1,694,864
Pepsico Inc                             Common   713448108        148,214    2,079,614        Sole       NONE       2,079,614
Perini Corp                             Common   713839108            103        4,010        Sole       NONE           4,010
Pfizer Inc Com                          Common   717081103             22        1,184        Sole       NONE           1,184
Pitney Bowes Inc                        Common   724479100            116        3,500        Sole       NONE           3,500
Popular, Inc.                           Common   733174106            714       86,100        Sole       NONE          86,100
Praxair Inc                             Common   74005P104         41,938      584,585        Sole       NONE         584,585
Procter & Gamble Co                     Common   742718109        154,613    2,218,582        Sole       NONE       2,218,582
Qualcomm Inc                            Common   747525103             48        1,120        Sole       NONE           1,120
Radioshack                              Common   750438103            114        6,620        Sole       NONE           6,620
Reliance Steel And Aluminum Co          Common   759509102             38        1,000        Sole       NONE           1,000
Rent A Center Inc                       Common   76009N100             23        1,010        Sole       NONE           1,010
SEI Investments                         Common   784117103            105        4,720        Sole       NONE           4,720
Schlumberger Ltd                        Common   806857108             47          600        Sole       NONE             600
Sherwin-Williams Co                     Common   824348106             30          520        Sole       NONE             520
Silgan Holdings Inc                     Common   827048109             32          630        Sole       NONE             630

ITEM 1                                  ITEM 2    ITEM 3        ITEM 4        ITEM 5       ITEM 6     ITEM 7        ITEM 8

                                        Title                    Fair         Number                                Voting
                                         of                      Market         of       Investment    Other       Authority
Name of Issuer                          Class    Cusip #         Value        Shares     Discretion   Managers       Over
                                                              (thousands)                                          (Shares)
--------------                          ------   ---------    -----------   ----------   ----------   --------    ------------

Stanley Works                           Common   854616109             20          470        Sole       NONE             470
Starbucks Corp                          Common   855244109              4          250        Sole       NONE             250
Stryker Corp                            Common   863667101        151,062    2,424,748        Sole       NONE       2,424,748
Suburban Propane Partnership            Common   864482104             29          850        Sole       NONE             850
Sysco Corp                              Common   871829107        100,230    3,251,038        Sole       NONE       3,251,038
T Rowe Price Group Inc                  Common   74144T108         65,562    1,220,670        Sole       NONE       1,220,670
TJX Companies Inc                       Common   872540109             19          630        Sole       NONE             630
US Bancorp Del Com New                  Common   902973304            196        5,451        Sole       NONE           5,451
United Parcel Svc Cl B                  Common   911312106            117        1,860        Sole       NONE           1,860
United Technologies                     Common   913017109            105        1,740        Sole       NONE           1,740
Verizon Communications                  Common   92343V104             34        1,060        Sole       NONE           1,060
Vodafone Group Adr                      Common   92857W209             42        1,890        Sole       NONE           1,890
WD 40 Co                                Common   929236107             91        2,543        Sole       NONE           2,543
Walgreen Company                        Common   931422109            368       11,900        Sole       NONE          11,900
Waters Corp                             Common   941848103        105,641    1,815,760        Sole       NONE       1,815,760
Wells Fargo & Co                        Common   949746101        160,576    4,278,595        Sole       NONE       4,278,595
Weyerhaeuser Co                         Common   962166104             82        1,350        Sole       NONE           1,350
Whirlpool Corporation                   Common   963320106            116        1,460        Sole       NONE           1,460
Wilmington Trust Corp                   Common   971807102            357       12,390        Sole       NONE          12,390
Windstream                              Common   97381W104             12        1,137        Sole       NONE           1,137
Wrigley Wm Jr Co                        Common   982526105            117        1,468        Sole       NONE           1,468
Wyeth                                   Common   983024100            225        6,088        Sole       NONE           6,088
Zebra Technologies                      Common   989207105            338       12,145        Sole       NONE          12,145
                                                              -------------------------
                                                                2,983,134   67,519,815
                                                              =========================